FORM 13F

FORM 13F COVER PAGE

"Report for the Quarter ended:     September 30, 2011"

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:          Alaska Permanent Capital Management
"Address:        900 West 5th Avenue, Suite 601"
                Anchorage
                Alaska 99501

13F File Number :

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized "to submit it, that all information contained herein is true, correct and" "complete, and that it is understood that all required items, statements," "schedules, lists, tables, are considered integral parts of this form."

Person signing this report on Behalf of Reporting Manager:

Name:      Evan Rose
Title:     President and CEO
Phone:     907-272-7575

"Signature, Place, and Date of Signing:"

"Evan Rose   Anchorage, Alaska October 19, 2011"

Report Type (Check only one) :

[X] 13F HOLDING REPORT.

[  ] 13F NOTICE.

[  ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:   None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT 0F 1934.

Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:     18

"Form 13F Information Table Value Total:     $ 218,735 (thousands)



List of Other Included Managers:              NONE





 FORM 13F INFORMATION TABLE
NAME	TITLE
OF	OF		 VALUE 		INVESTMENT 		VOTING AUTHORITY
ISSUER	CLASS	CUSIP	 (X$1000) 	SHARES	DISCRETION	OTHER MANAGERS	SOLE	SHARED	NONE
IPATH DOW JONES-AIG COMMODITY	COM	06738C778	10128 	242637 	 SOLE 	 N/A 	242637
ISHARES BARCLAYS 1-3 YEAR CR	COM	464288646	4336 	41700 	 SOLE 	 N/A 	41700
ISHARES BARCLAYS TIPS ETF	COM	464287176	5365 	46937 	 SOLE 	 N/A 	46937
ISHARES MSCI CANADA		COM	464286509	239 	9390 	 SOLE 	 N/A 	9390
ISHARES MSCI EAFE INDEX		COM	464287465	8872 	185679 	 SOLE 	 N/A 	185679
iSHARES S&P 100 INDEX FUND	COM	464287101	8570 	166633 	 SOLE 	 N/A 	166633
ISHARES S&P 500 INDEX FUND	COM	464287200	2063 	18148 	 SOLE 	 N/A 	18148
ISHARES S&P MIDCAP 400		COM	464287507	21009 	269377 	 SOLE 	 N/A 	269377
ISHARES S&P SMCAP 600		COM	464287804	8848 	151138 	 SOLE 	 N/A 	151138
SCHWAB INTL EQUITY ETF		COM	808524805	320 	13879 	 SOLE 	 N/A 	13879
SCHWAB US BROAD MARKET ETF	COM	808524102	953 	35182 	 SOLE 	 N/A 	35182
SPDR BARCLAYS CAPITAL INTL D	COM	78464A516	6107 	101590 	 SOLE 	 N/A 	101590
SPDR S&P 500 ETF TRUST		COM	78462F103	38579 	340951 	 SOLE 	 N/A 	340951
VANGUARD EMERGING MKT ETF	COM	922042858	18220 	508515 	 SOLE 	 N/A 	508515
VANGUARD LARGE-CAP ETF		COM	922908637	3007 	58214 	 SOLE 	 N/A 	58214
VANGUARD MSCI EAFE ETF		COM	921943858	34156 	1133610  SOLE 	 N/A 	1133610
VANGUARD REIT ETF		COM	922908553	21130 	415365 	 SOLE 	 N/A 	415365
VANGUARD TOTAL BOND MARKET ETF	COM	921937835	26835 	320459 	 SOLE 	 N/A 	320459